Operating Leases (Details) - Schedule of future minimum lease payments - Kyle's [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Operating Leases (Details) - Schedule of future minimum lease payments [Line Items]
2021		$ 84,840
2022		86,520
2023		87,385
2023		89,116
2025		59,410
Total lease payments		407,271
Less imputed interest	$ (85,907)	(49,286)
Maturities of lease liabilities		$ 357,985